Prepayments and other current assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepayments and other current assets
Allowance for prepayments and other current assets	$ 0	$ 0	$ 0